CONSOLIDATED FINANCIAL STATEMENT DETAILS - Allowance for Credit Loss (Details) - Vimeo Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at January 1	$ 476	$ 273	$ 273	$ 273
Current period provision for credit losses	82	824	1,834	1,245
Write-offs charged against the allowance	(58)	(251)	(1,645)
Balance at March 31	$ 500	$ 846	$ 476	$ 273